Reporting entity and organization	12 Months Ended
Jun. 30, 2021
Reporting entity and organization
Reporting entity and organization

1      Reporting entity and organization

Hailiang Education Group Inc. (the “Company”) is a holding company and is ultimately controlled by Mr. Hailiang Feng (“Mr. Feng”). The Company, its subsidiaries and consolidated affiliated entities are collectively referred to as the “Group”.

The Group is principally engaged in the provision of education and management services in the People’s Republic of China (“PRC”). The Group mainly offered K-12 student management services, including accommodation and after-school enrichment services, high school curriculum education services and K-9 compulsory curriculum education services (collectively referred to as “K-12 educational services”) in schools located in 5 provinces of China, operation and management services and ancillary educational services.

On May 14, 2021, the PRC State Council announced the issuance of the Implementation Regulations of the People’s Republic of China on the Law Regarding the Promotion of Private Education (the “Implementation Rules”), which became effective on September 1, 2021. Among other things, the Implementation Rules prohibit social organizations and individuals from controlling a private school that provides compulsory education by means of merger, acquisition, contractual arrangements, etc., and a private school providing compulsory education is prohibited from conducting transactions with its related parties. Compulsory education in this context means the nine years of curriculum education mandated by the PRC, consisting of six years of primary education and three years of secondary education.

The Implementation Rules impose significant uncertainties over the validity of Contractual Arrangements (see below note 2(b)) that establish the corporate structure for operating compulsory education business. In the event the Group is unable to enforce these Contractual Arrangements, the Group may not be able to exert effective control over the affiliated entities providing compulsory education. In particular, under the Implementation Rules a private school providing compulsory education is prohibited from conducting transactions with its related parties, and this significantly affects the enforceability of the Consulting Services Agreements with affiliated entities providing compulsory education. Therefore, the Group re-assessed its control over the affiliated entities providing compulsory education. It is of the view that the Implementation Rules impose significant uncertainties and restrictions on the Group’s ability to direct the range of ongoing activities that would most significantly impact the returns of those entities and its ability to be exposed to returns that are commensurate with a controlling interest, and that such uncertainties and restrictions already had a significant impact on the Group’s ability to direct and its economic exposure from involvement with such entities as from September 1, 2021. Accordingly, the Group has concluded that it lost control of the affiliated entities providing compulsory education on September 1, 2021.

As of June 30, 2021, the Company’s subsidiaries and consolidated affiliated entities are as follows:

	Place and year of	Legal
Subsidiaries	Establishment	Ownership	Principal activities
Hailiang Education (HK) Limited (“Hailiang HK”)	Hong Kong, China, 2011	100%	Investment holding
Zhejiang Hailiang Education Consulting and Services Co., Ltd. (“Hailiang Consulting ”or “WOFE“)	Zhejiang, China, 2011	100%	Investment holding
Ningbo Hailiang Education Logistics Management Co., Ltd.	Zhejiang, China, 2017	100%	Operation and management service
Ningbo Haoliang Information Consulting Co., Ltd. (“Ningbo Haoliang”)	Zhejiang, China, 2017	100%	Operation and management service
Zhuji Nianxin Lake Hotel Co., Ltd.	Zhejiang, China, 2017	100%	Hotel management service
Ningbo Hailiang Sports Development Co., Ltd.	Zhejiang, China, 2018	100%	Well-rounded education
Zhuji Hailiang Supply Chain Management Co., Ltd.	Zhejiang, China, 2018	100%	services
Zhuji Hailiang Logistics Service Co., Ltd.	Zhejiang, China, 2018	100%	Accommodation service
Zhuji Hailiang After-school Service Co., Ltd.	Zhejiang, China, 2018	100%	After-school enrichment service Well-rounded education
Hailiang Education International Studying Service Limited	Hongkong, China, 2018	100%	Overseas study consulting service
Hangzhou Hailiang International Studying Service Co., Ltd.	Zhejiang, China, 2018	100%	Overseas study consulting service
Hangzhou Hailiang Study Trip Co., Ltd	Zhejiang, China, 2018	100%	Study trip service
Pate’s-Hailiang International College Company Limited	United Kingdom, 2018	100%	Overseas study consulting service
Hailiang International Education Group Pte. Ltd.	Singapore, 2020	100%	Investment holding
My Campus Study Centre PTE Ltd.	Singapore, 2021	100%	Ancillary educational services
Hangzhou Hailiang Youcai Education Technology Co., Ltd.	Zhejiang, China, 2021	100%	Investment holding
Ninghai Hailiang Education Logistics Management Co., Ltd	Zhejiang, China, 2021	100%	Operation and management service
Xiantao Hailiang Education Logistics Management Co., Ltd. (“Xiantao Logistics”)	Hubei, China, 2021	90%	Operation and management service

	Place and year of	Legal
Consolidated affiliated entities	Establishment	ownership		Principal activities
Hailiang Management (previously named “Zhejiang Hailiang Education Investment Group Co., Ltd.”)	Zhejiang, China, 2012	N/A	*	Investment holding
Zhejiang Hailiang Mingxin Education Technology Co., Ltd.	Zhejiang, China, 2017	N/A	*	overseas study consulting service
Zhejiang Zhuji Hailiang Experimental High School (“Experimental High”)	Zhejiang, China, 2002	N/A	*	K-12 student management services and high school curriculum education services
Zhejiang Zhuji Hailiang Senior Middle School	Zhejiang, China, 2016	N/A	*	K-12 student management services and high school curriculum education services
Zhejiang Zhuji Hailiang High School of Art (Previously named “Hailiang Art Middle School”)	Zhejiang, China, 2017	N/A	*	K-12 student management services and high school curriculum education services
Zhuji Hailiang Foreign Language High School Co., Ltd. (“Zhuji Hailiang Foreign Language High School”)	Zhejiang, China, 2018	N/A	*	K-12 student management services and high school curriculum education services
Zhenjiang Jianghe High School of Art	Jiangsu, China, 2018	N/A	*	K-12 student management services and high school curriculum education services
Zhejiang Mingxin International Travel Co., Ltd.	Zhejiang, China, 2018	N/A	*	Study trip service
Shaoxing Sihai International Travel Co., Ltd. (“Sihai International Travel”)	Zhejiang, China, 2010	N/A	*	Study trip service
Zhuji Tianma Boya Educational Training Center Co., Ltd.	Zhejiang, China, 2019	N/A	*	Academic subject tutoring
Hangzhou Mingyou Educational Training School Co., Ltd.	Zhejiang, China, 2019	N/A	*	Academic subject tutoring
Hailiang Mingyou Future (Zhejiang) Education Technology Co., Ltd. (previously named “Zhuji Yuesheng Management Consulting Co., Ltd.”)	Zhejiang, China, 2018	N/A	*	Investment holding
Shanghai Yunhan Education Technology Co., Ltd.	Shanghai, China, 2020	N/A	*	Investment holding
Xinchang Nanrui Hailiang Education Technology Co., Ltd.	Zhejiang, China, 2020	N/A	*	Investment holding
Ninghai Hailiang Education Development Co., Ltd.	Zhejiang, China, 2021	N/A	*	Investment holding
Zhuji Mingyou Training Center Co., Ltd.	Zhejiang, China, 2020	N/A	*	Academic subject tutoring
Zhuji Hailiang Chengzhong Mingyou Training Center Co., Ltd.	Zhejiang, China, 2020	N/A	*	Academic subject tutoring
Zhejiang Hailiang Mingyou Education Technology Co., Ltd. (“Zhejiang Hailiang Mingyou”)	Zhejiang, China, 2020	N/A	*	Investment holding
Xinchang Mingyou Cultural Development Co., Ltd.	Zhejiang, China, 2021	N/A	*	Academic subject tutoring

Xinchang Mingyou Education Training Center Co., Ltd.	Zhejiang, China, 2021	N/A	*	Academic subject tutoring
Zhuji Mingyou Lechuang Education Technology Co., Ltd.	Zhejiang, China, 2021	N/A	*	Academic subject tutoring
Ninghai Yipin Education Training Co., Ltd.	Zhejiang, China, 2021	N/A	*	Academic subject tutoring
Suqian Leqi Training Co., Ltd.	Jiangsu, China, 2021	N/A	*	Academic subject tutoring
Hangzhou Hailiang Mingyou Online Education Technology Co., Ltd.	Zhejiang, China, 2021	N/A	*	Academic subject tutoring
Hangzhou Hailiang Education Management Co., Ltd.	Zhejiang, China, 2018	N/A	*	Investment holding
Zhejiang Zhuji Hailiang Foreign Language School (“Foreign Language”)	Zhejiang, China, 1995	N/A	*	K-9 compulsory curriculum education services
Zhejiang Zhuji Tianma Experimental School (“Tianma Experimental”)	Zhejiang, China, 1995	N/A	*	K-9 compulsory curriculum education services
Zhejiang Zhuji Hailiang Primary School	Zhejiang, China, 2016	N/A	*	K-9 compulsory curriculum education services
Zhejiang Zhuji Hailiang Junior Middle School	Zhejiang, China, 2016	N/A	*	K-9 compulsory curriculum education services
Lanzhou Hailiang Education Consulting Co., Ltd.	Gansu, China, 2019	N/A	*	Investment holding
Lanzhou Hailiang Experimental School	Gansu, China, 2020	N/A	*	K-9 compulsory curriculum education services
Wuhu Hailiang Education Management Co., Ltd.	Anhui, China, 2020	N/A	*	Investment holding
Wuhu Hailiang Experimental School	Anhui, China, 2020	N/A	*	K-9 compulsory curriculum education services
Jinhua Hailiang Education Technology Co., Ltd.	Zhejiang, China, 2020	N/A	*	Investment holding
Wenzhou Hailiang Juxian Education Technology Co., Ltd. (“Juxian Technology”)	Zhejiang, China, 2020	N/A	*	Investment holding
Hailiang Overseas Chinese School	Zhejiang, China, 2020	N/A	*	K-9 compulsory curriculum education services
Jinhua Hailiang Foreign Language School	Zhejiang, China, 2018	N/A	*	K-9 compulsory curriculum education services
Ninghai Hailiang Education Management Co., Ltd.	Zhejiang, China, 2021	N/A	*	Investment holding
Xianghu Future School	Zhejiang, China, 2021	N/A	*	K-9 compulsory curriculum education services
Feicheng Education Investment	Shandong, China, 2018	N/A	*	Investment holding
Feicheng Hailiang Foreign Language School	Shandong, China, 2018	N/A	*	K-9 compulsory curriculum education services

*  These entities are controlled by the Company pursuant to the contractual arrangements disclosed below in note 2(b).